UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred Income Opportunities Fund (JPC)
October 31, 2013

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 138.8% (97.1% of Total Investments)
	Common Stocks - 3.5% (2.4% of Total Investments)
	Capital Markets - 1.9%
295,500	Ares Capital Corporation				$5,132,835
94,859	Golub Capital BDC Inc.				1,669,518
455,146	Medley Capital Corporation				6,344,735
290,512	TCP Capital Corporation				4,842,835
	Total Capital Markets				17,989,923
	Commercial Banks - 0.4%
89,200	Wells Fargo & Company				3,807,948
	Insurance - 0.3%
65,000	American International Group				3,357,250
	Life Sciences Tools & Services - 0.4%
31,900	Bio-Rad Laboratories Inc., Class A (2)				3,940,288
	Oil, Gas, & Consumable Fuels - 0.3%
2,515	Vanguard Natural Resources Finance, (4)				2,628,175
	Semiconductors & Equipment - 0.2%
79,100	Microsemi Corporation, (2)				1,987,783
	Total Common Stocks (cost $31,329,505)				33,711,367
Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 Par (or similar) Retail Structures - 68.6% (48.0% of Total Investments)
	Capital Markets - 6.4%
2,494	Affiliated Managers Group Inc.	6.375%		BBB	$58,185
28,978	Allied Capital Corporation	6.875%		BBB	667,074
100,440	Ameriprise Financial, Inc.	7.750%		A	2,609,431
75,000	Apollo Investment Corporation	6.875%		BBB	1,609,500
167,975	Apollo Investment Corporation	6.625%		BBB	3,636,659
255,854	Ares Capital Corporation	7.000%		BBB	6,690,582
425,880	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	10,672,553
150,000	Fifth Street Finance Corporation	6.125%		BBB-	3,441,000
60,000	Gladstone Investment Corporation	7.125%		N/R	1,578,600
23,026	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		Baa3	511,177
49,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,099,136
220,800	Goldman Sachs Group, Inc.	5.500%		BB+	5,040,864
149,500	Hercules Technology Growth Capital Incorporated	7.000%		N/R	3,846,635
118,000	Hercules Technology Growth Capital Incorporated	7.000%		N/A	3,004,280
42,260	Medley Capital Corporation	7.125%		N/A	1,102,986
1,100	Morgan Stanley Capital Trust III	6.250%		BB+	26,631
1,350	Morgan Stanley Capital Trust IV	6.250%		BB+	32,724
15,900	Morgan Stanley Capital Trust V	5.750%		Ba1	375,717
41,575	Morgan Stanley Capital Trust VI	6.600%		BB+	1,025,655
2,500	Morgan Stanley Capital Trust VII	6.600%		BB+	61,525
123,900	MVC Capital Incorporated	7.250%		N/A	3,112,368
4,000	Saratoga Investment Corporation	7.500%		N/R	100,520
280,275	Solar Capital Limited	6.750%		BBB-	6,095,981
89,226	Triangle Capital Corporation	7.000%		N/R	2,284,186
139,350	Triangle Capital Corporation	6.375%		N/A	3,453,093
	Total Capital Markets				62,137,062
	Commercial Banks - 12.0%
439,262	BB&T Corporation	5.625%		BBB	9,312,354
203,600	City National Corporation, WI/DD	6.750%		BBB-	5,090,000
299,850	First Naigara Finance Group	8.625%		BB+	8,617,689
260,800	First Republic Bank of San Francisco	6.200%		BBB	5,925,376
123,900	FNB Corporation, (7)	7.250%		Ba3	3,093,783
4,654	HSBC Capital Funding LP, Debt, (7)	10.176%		BBB+	6,655,220
289,700	HSBC Holdings PLC	8.000%		BBB+	7,923,295
12,750	HSBC Holdings PLC	6.200%		BBB+	313,905
662,300	Morgan Stanley	7.125%		BB+	17,186,685
668,388	PNC Financial Services (5)	6.125%		BBB	16,963,687
225,900	Private Bancorp Incorporated	7.125%		N/A	5,600,061
79,430	Regions Financial Corporation	6.375%		BB	1,818,947
133,300	TCF Financial Corporation	7.500%		BB	3,355,161
3,366	Texas Capital Bancshares	6.500%		BB+	75,701
140,600	Texas Capital Bancshares Inc.	6.500%		BB	3,129,756
149,800	U.S. Bancorp.	6.500%		BBB+	4,017,636
219,200	Webster Financial Corporation	6.400%		Ba1	5,032,832
217,100	Wells Fargo & Company	5.850%		BBB+	5,279,872
259,518	Zions Bancorporation	7.900%		BB	7,126,364
	Total Commercial Banks				116,518,324
	Consumer Finance - 1.5%
441,700	Discover Financial Services	6.500%		BB	10,565,464
119,741	GMAC LLC	7.250%		BB-	3,011,486
32,742	SLM Corporation	6.000%		BBB-	657,787
	Total Consumer Finance				14,234,737
	Diversified Financial Services - 9.6%
102,000	Citigroup Capital Trust XI	6.000%		BB	2,539,800
150,122	Citigroup Capital XIII	7.875%		BB+	4,128,355
8,150	Citigroup Capital XVII	6.350%		BB+	203,587
159,401	Citigroup Inc.	8.125%		BB	4,716,676
420,967	Citigroup Inc.	7.125%		BB	10,907,255
463,751	Countrywide Capital Trust III	7.000%		BB+	11,616,963
116,200	Countrywide Capital Trust IV	6.750%		BB+	2,930,564
80,000	GMAC LLC	7.375%		BB-	2,024,800
285,000	ING Groep N.V	8.500%		BBB-	7,347,300
65,000	ING Groep N.V	7.375%		BBB-	1,640,600
204,023	ING Groep N.V	7.200%		BBB-	5,133,219
783,499	ING Groep N.V	7.050%		BBB-	19,571,805
25,000	ING Groep N.V	6.375%		BBB-	590,000
50,000	ING Groep N.V	6.125%		BBB-	1,163,000
16,600	Intl FCStone Inc.	8.500%		N/R	423,300
73,391	KCAP Financial Inc.	7.375%		N/A	1,889,818
48,000	KKR Financial Holdings LLC	7.500%		BBB	1,263,840
278,520	KKR Financial Holdings LLC	7.375%		BB+	6,901,726
220,300	Main Street Capital Corporation	6.125%		N/R	5,221,110
119,700	PennantPark Investment Corporation	6.250%		BBB-	2,863,224
	Total Diversified Financial Services				93,076,942
	Diversified Telecommunication Services - 1.2%
208,137	Qwest Corporation	7.500%		BBB-	5,249,215
2,500	Qwest Corporation	7.375%		BBB-	62,625
255,000	Qwest Corporation	7.000%		BBB-	6,301,050
	Total Diversified Telecommunication Services				11,612,890
	Electric Utilities - 1.0%
247,600	Entergy Texas Inc.	7.875%		A-	6,563,876
53,854	NextEra Energy Inc.	5.000%		BBB	1,024,842
96,198	SCE Trust I	5.625%		BBB+	2,050,941
	Total Electric Utilities				9,639,659
	Food Products - 0.9%
310,000	CHS Inc.	7.875%		N/R	8,869,100
	Insurance - 9.7%
104,045	Aegon N.V	8.000%		Baa1	2,810,255
378,752	Aegon N.V	6.375%		Baa1	9,207,461
8,300	AmTrust Financial Services Inc.	6.750%		N/R	181,687
690,010	Arch Capital Group Limited	6.750%		BBB	16,718,941
273,900	Argo Group US Inc.	6.500%		BBB-	6,001,149
54,020	Aspen Insurance Holdings Limited	7.250%		BBB-	1,351,040
393,800	Aspen Insurance Holdings Limited	5.950%		BBB-	9,435,448
425,908	Axis Capital Holdings Limited	6.875%		BBB	10,413,451
150,000	Endurance Specialty Holdings Limited	7.500%		BBB-	3,796,500
1,030	Great West Life & Annuity Insurance Capital LP II, 144A, (7)	7.153%		A-	1,081,500
42,470	Hanover Insurance Group	6.350%		Ba1	925,846
138,124	Hartford Financial Services Group Inc.	7.875%		BB+	3,986,259
299,470	Maiden Holdings Limited	8.250%		BB	7,663,437
3,832	Maiden Holdings NA Limited	8.250%		BBB-	99,057
280,200	Maiden Holdings NA Limited	8.000%		BBB-	7,086,258
8,205	Prudential PLC	6.750%		A-	205,699
520,415	Reinsurance Group of America Inc.	6.200%		BBB	12,963,538
8,800	Selective Insurance Group	5.875%		BBB+	187,000
	Total Insurance				94,114,526
	Marine - 0.3%
63,671	Costamare Inc.	7.625%		N/R	1,490,538
9,890	International Shipholding Corporation	9.000%		N/R	1,002,747
	Total Marine				2,493,285
	Metals & Mining - 0.1%
28,982	Gamco Global Gold Natural Resources & Income Trust	5.000%		A1	582,538
	Multi-Utilities - 0.7%
230,684	Dominion Resources Inc.	8.375%		BBB	6,018,546
26,579	DTE Energy Company	6.500%		Baa2	645,338
	Total Multi-Utilities				6,663,884
	Oil, Gas, & Consumable Fuels - 1.2%
16,500	Callon Petroleum Company	10.000%		N/R	788,700
33,100	Kayne Anderson MLP Trust	4.600%		AA	827,500
69,400	Miller Energy Resources Inc.	10.500%		N/A	1,684,338
265,205	Nustar Logistics Limited Partnership	7.625%		Ba2	6,778,640
79,700	Tsakos Energy Navigation Limited	8.875%		N/R	1,912,800
	Total Oil, Gas, & Consumable Fuels				11,991,978
	Real Estate Investment Trust - 19.7%
199,300	AG Mortgage Investment Trust	8.000%		N/A	4,464,320
249,100	Annaly Capital Management	7.625%		N/A	5,985,873
149,500	Apollo Commercial Real Estate Finance	8.625%		N/A	3,767,400
249,100	Apollo Residential Mortgage Inc.	8.000%		N/A	5,584,822
68,146	Ashford Hospitality Trust Inc.	9.000%		N/A	1,762,256
140,728	Ashford Hospitality Trust Inc.	8.450%		N/R	3,566,048
33,100	Campus Crest Communities	8.000%		N/R	833,458
200,000	Capstead Mortgage Corporation	7.500%		N/R	4,864,000
160,091	CBL & Associates Properties Inc.	7.375%		BB	3,962,252
186,579	Cedar Shopping Centers Inc., Series B	7.250%		N/A	4,311,841
208,314	Chesapeake Lodging Trust	7.750%		N/A	5,068,280
5,142	CommomWealth REIT	7.250%		Ba1	118,009
50,000	Coresite Realty Corporation	7.250%		N/A	1,172,500
123,660	CYS Invsetments Inc.	7.750%		N/A	2,776,167
140,916	CYS Invsetments Inc.	7.500%		N/R	2,929,644
270,925	DDR Corporation	6.500%		Ba1	5,960,350
16,200	Digital Realty Trust Inc.	7.000%		Baa3	374,220
50,940	Duke Realty Corporation, Series L	6.600%		Baa3	1,218,994
211,800	Dupont Fabros Technology	7.875%		Ba2	5,242,050
3,300	Dupont Fabros Technology	7.625%		Ba2	80,982
99,300	Dynex Capital inc.	8.500%		N/A	2,380,221
249,600	First Potomac Realty Trust	7.750%		N/R	6,222,528
285,588	Hatteras Financial Corporation	7.625%		N/A	6,448,577
80,000	Health Care REIT, Inc.	6.500%		Baa3	1,840,000
89,050	Hersha Hospitality Trust	6.875%		N/R	2,048,150
63,750	Hospitality Properties Trust	7.125%		BB	1,570,800
178,580	Inland Real Estate Corporation	8.125%		N/R	4,577,005
267,700	Invesco Mortgage Capital Inc.	7.750%		N/A	5,964,356
39,551	Kimco Realty Corporation,	6.900%		Baa2	977,701
50,712	Kimco Realty Corporation,	6.000%		Baa2	1,100,958
20,700	Kite Realty Group Trust	8.250%		N/A	525,987
198,500	MFA Financial Inc.	8.000%		N/A	4,976,395
74,800	National Retail Properties Inc.	6.625%		Baa2	1,708,432
163,425	National Retail Properties Inc.	5.700%		Baa2	3,252,158
147,368	New York Mortgage Trust Inc.	7.750%		N/R	3,007,781
178,500	Northstar Realty Finance Corporation	8.875%		N/A	4,433,940
329,164	Northstar Realty Finance Corporation	8.250%		N/R	7,817,645
72,400	Penn Real Estate Investment Trust	7.375%		N/A	1,759,320
200,000	Penn Real Estate Investment Trust	8.250%		N/A	5,056,000
22,464	Prologis Inc., (7)	8.540%		BB+	1,293,084
21,000	PS Business Parks, Inc.	6.875%		Baa2	515,340
59,960	PS Business Parks, Inc.	6.450%		Baa2	1,362,891
70,653	Public Storage, Inc.	5.900%		A	1,578,388
25,036	Public Storage, Inc.	6.875%		A	645,929
154,353	Rait Financial Trust	7.750%		N/R	3,582,533
239,909	Realty Income Corporation	6.625%		Baa2	5,870,573
217,000	Regency Centers Corporation	6.625%		Baa3	4,945,430
422,600	Senior Housing Properties Trust	5.625%		BBB-	8,401,287
174,400	Strategic Hotel Capital Inc., Series B	8.250%		N/R	3,993,760
174,400	Strategic Hotel Capital Inc., Series C	8.250%		N/R	4,011,200
149,300	Urstadt Biddle Properties	7.125%		N/A	3,571,256
400,000	Vornado Realty LP	7.875%		BBB	10,579,999
8,248	Weingarten Realty Trust	6.500%		Baa3	199,684
236,425	Winthrop Realty Trust Inc.	9.250%		N/R	6,286,541
148,900	Winthrop Realty Trust Inc.	7.750%		N/A	3,819,285
	Total Real Estate Investment Trust				190,368,600
	Thrifts & Mortgage Finance - 0.1%
39,002	Everbank Financial Corporation	6.750%		N/A	856,094
27,200	Federal Agricultural Mortgage Corporation	5.875%		Aaa	556,512
	Total Thrifts & Mortgage Finance				1,412,606
	U.S. Agency - 4.2%
156,125	Cobank Agricultural Credit Bank, (7)	6.250%		A-	15,466,133
38,725	Cobank Agricultural Credit Bank, (7)	6.125%		A-	3,429,583
214	Farm Credit Bank of Texas, (7)	6.750%		Baa1	21,383,326
	Total U.S. Agency				40,279,042
	Total $25 Par (or similar) Retail Structures (cost $675,148,029)				663,995,173
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds - 7.3% (5.1% of Total Investments)
	Commercial Services & Supplies - 1.1%
$ 2,650	Iron Mountain Inc.	5.750%	8/15/24	B1	$2,530,750
4,958	R.R. Donnelley & Sons Company	8.250%	3/15/19	BB	5,701,699
1,900	R.R. Donnelley & Sons Company	7.875%	3/15/21	BB	2,118,500
9,508	Total Commercial Services & Supplies				10,350,949
	Consumer Finance - 0.4%
5,160	SLM Corporation	5.625%	8/01/33	BBB-	4,231,200
	Diversified Financial Services - 1.2%
3,900	Icahn Enterprises Finance, 144A	6.000%	8/01/20	BBB-	3,997,500
3,865	ING US Inc.	5.650%	5/15/53	Ba1	3,678,065
4,100	Jefferies Finance LLC Corpration, 144A	7.375%	4/01/20	B+	4,212,750
11,865	Total Diversified Financial Services				11,888,315
	Diversified Telecommunication Services - 1.4%
13,000	Frontier Communications Corporation	7.125%	1/15/23	BB+	13,487,500
	Insurance - 2.9%
4,800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	6,192,000
3,925	American International Group, Inc.	8.175%	5/15/68	BBB	4,837,563
15,900	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	16,734,749
24,625	Total Insurance				27,764,312
	Oil, Gas, & Consumable Fuels - 0.3%
3,343	DCP Midstream LLC	5.850%	5/21/43	Baa3	3,125,705
$ 67,501	Total Corporate Bonds (cost $68,775,448)				70,847,981
Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 Par (or similar) Institutional Structures - 59.4% (41.6% of Total Investments)
	Capital Markets - 1.0%
5,423	Credit Suisse Guernsey, (8)	7.875%	2/24/41	BBB-	$5,930,322
500	Credit Suisse thru Claudius Limited, (8)	8.250%	N/A (6)	BBB-	504,750
1,500	Deutsche Bank Capital Funding Trust V, 144A, (8)	4.901%	N/A (6)	BBB-	1,350,000
1,500	Macquarie PMI LLC, (8)	8.375%	N/A (6)	BB+	1,582,500
	Total Capital Markets				9,367,572
	Commercial Banks - 15.8%
19,361	Abbey National Capital Trust I, (8)	8.963%	N/A (6)	BBB-	24,104,445
165	AgriBank FCB, WI/DD	6.875%	N/A (6)	A-	16,671,337
3,575	Barclays Bank PLC, 144A, (8)	10.180%	6/12/21	A-	4,733,050
11,275	BNP Paribas, 144A, (8)	7.195%	N/A (6)	BBB	11,740,094
1,780	Commerzbank AG, 144A, (8)	8.125%	9/19/23	BB+	1,900,150
2,005	Fifth Third Bancorp., (8)	5.100%	N/A (6)	BBB-	1,804,500
4,500	First Empire Capital Trust I, (8)	8.234%	2/01/27	BBB	4,572,662
1,000	HSBC Bank PLC, (8)	0.750%	12/19/35	A-	608,750
500	HSBC Bank PLC, (8)	0.610%	6/11/37	A-	303,750
5,000	PNC Financial Services Inc., (8)	6.750%	N/A (6)	BBB	5,275,000
22,113	Rabobank Nederland, 144A, (8)	11.000%	N/A (6)	A-	29,078,594
4,883	Royal Bank of Scotland Group PLC, (8)	7.648%	N/A (6)	BB	5,078,320
8,748	Societe Generale, (8)	8.750%	N/A (6)	BBB-	9,278,129
570	Standard Chartered PLC, 144A, (8)	7.014%	N/A (6)	BBB+	601,350
28,371	Wells Fargo & Company, (8)	7.980%	N/A (6)	BBB+	31,988,303
4,970	Zions Bancorporation, (8)	7.200%	N/A (6)	BB	4,970,000
	Total Commercial Banks				152,708,434
	Diversified Financial Services - 12.9%
16,400	Agstar Financial Services Inc., 144A, (8)	6.750%	N/A (6)	BB	16,379,500
9,425	Bank of America Corporation, (8)	8.000%	N/A (6)	BB+	10,438,188
1,700	Bank of America Corporation, (8)	8.125%	N/A (6)	BB+	1,899,750
2,815	Citigroup Inc., (8)	5.950%	N/A (6)	BB	2,684,806
2,220	Citigroup Inc., (8)	5.900%	N/A (6)	BB	2,108,298
1,000	Citigroup Inc., (8)	8.400%	N/A (6)	BB	1,110,000
9,500	General Electric Capital Corporation, (8)	6.250%	N/A (6)	AA-	9,903,750
33,800	General Electric Capital Corporation (5), (8)	7.125%	N/A (6)	AA-	37,687,000
5,790	JP Morgan Chase & Company, (8)	6.000%	N/A (6)	BBB	5,601,825
7,250	JP Morgan Chase & Company, (8)	5.150%	N/A (6)	BBB	6,561,250
27,607	JP Morgan Chase & Company, (8)	7.900%	N/A (6)	BBB	30,436,718
	Total Diversified Financial Services				124,811,085
	Electric Utilities - 0.4%
4,500	Electricite de France, 144A, (8)	5.250%	N/A (6)	A3	4,423,500
	Insurance - 27.8%
5,000	Allstate Corporation, (8)	6.500%	5/15/57	Baa1	5,263,000
5,230	AXA SA, (8)	8.600%	12/15/30	A3	6,366,165
28,599	Catlin Insurance Company Limited, (8)	7.249%	N/A (6)	BBB+	29,671,463
6,815	Cloverie PLC Zurich Insurance, (8)	8.250%	N/A (6)	A	7,905,400
1,755	Friends Life Group PLC, (8)	7.875%	N/A (6)	BBB+	1,882,238
1,183	AG2R La Mondiale Vie, (8)	7.625%	N/A (6)	BBB-	1,233,002
2,455	Allstate Corporation, (8)	5.750%	8/15/53	Baa1	2,510,238
32,040	Financial Security Assurance Holdings, 144A, (8)	6.400%	12/15/66	BBB	25,151,400
20,335	Glen Meadows Pass Through Trust, (8)	6.505%	8/15/67	BB+	19,419,925
2,300	CNP Assurances, (8)	7.500%	N/A (6)	A-	2,521,325
1,750	Dai-Ichi Mutual Life, 144A, (8)	7.250%	N/A (6)	A3	1,995,000
12,000	Liberty Mutual Group, 144A, (8)	7.800%	3/15/37	Baa3	13,080,000
3,500	Aquarius & Investments PLC fbo SwissRe, (8)	8.250%	N/A (6)	N/R	3,832,500
7,000	Aviva PLC, Reg S, (8)	8.250%	N/A (6)	BBB	7,708,820
5,169	Prudential PLC, (8)	7.750%	N/A (6)	A-	5,564,677
3,700	Sompo Japan Insurance, (8)	5.325%	3/28/73	A-	3,716,546
2,665	Lincoln National Corporation, (8)	7.000%	5/17/66	BBB	2,751,613
1,750	Lincoln National Corporation, (8)	6.050%	4/20/67	BBB	1,736,875
9,335	MetLife Capital Trust IV, 144A, (8)	7.875%	12/15/37	BBB	10,758,588
14,900	MetLife Capital Trust X, 144A, (8)	9.250%	4/08/38	BBB	19,258,250
13,770	National Financial Services Inc., (8)	6.750%	5/15/67	Baa2	13,563,450
1,150	Nationwide Financial Services Capital Trust, (8)	7.899%	3/01/37	Baa2	1,258,515
6,855	Provident Financing Trust I, (8)	7.405%	3/15/38	Baa3	7,520,470
4,415	Prudential Financial Inc., (8)	5.875%	9/15/42	BBB+	4,481,225
3,800	Prudential PLC, (8)	6.500%	N/A (6)	A-	3,809,120
4,600	QBE Capital Funding Trust II, 144A, (8)	6.797%	N/A (6)	BBB	4,646,000
12,174	Swiss Re Capital I, 144A, (8)	6.854%	N/A (6)	A	12,965,310
18,168	Symetra Financial Corporation, 144A, (8)	8.300%	10/15/37	BBB-	18,531,359
17,485	White Mountain Re Group, (8)	7.506%	N/A (6)	BB+	17,995,510
8,250	XL Capital Ltd, (8)	6.500%	N/A (6)	BBB	8,093,250
4,000	ZFS FINANCE USA TRUST II 144A, (8)	6.450%	12/15/65	A	4,280,000
	Total Insurance				269,471,234
	Real Estate Investment Trust - 1.3%
10	Sovereign Real Estate Investment Trust, 144A, (8)	12.000%	N/A (6)	Ba1	12,805,603
	U.S. Agency - 0.2%
2	Farm Credit Bank of Texas, (8)	10.000%	N/A (6)	Baa1	2,069,219
	Total $1,000 Par (or similar) Institutional Structures (cost $542,269,474)				575,656,647
	Total Long-Term Investments (cost$1,317,522,456)				1,344,211,168
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 4.2% (2.9% of Total Investments)
$ 40,805	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $40,805,329, collateralized by $42,205,000 U.S. Treasury Notes, 1.125%, due 5/31/19, value $41,624,681	0.000%	11/01/13		$40,805,329
	Total Short-Term Investments (cost $40,805,329)				40,805,329
	Total Investments (cost $1,358,327,785) - 143.0%				1,385,016,497
	Borrowings - (41.6)% (9), (10)				(402,500,000)
	Other Assets Less Liabilities - (1.4)% (11)				(13,981,461)
	Net Assets Applicable to Common Shares - 100%				$968,535,036

Investments in Derivatives as of October 31, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JP Morgan	$69,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(291,809)
JP Morgan	114,296,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	2,086,308
JP Morgan	114,296,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	4,466,767
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(2,742,231)
	$368,042,000							$3,519,035

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Common Stocks	$31,083,192	$2,628,175	$—	$33,711,367
	$25 Par (or similar) Instituional Structures	611,592,544	52,402,629	—	663,995,173
	Corportate Bonds	—	70,847,981	—	70,847,981
	$1,000 Par (or similar) Institutional Structures	16,671,337	558,985,310	—	575,656,647
Short-Term Investments:
	Repurchase Agreements	—	40,805,329	—	40,805,329
Derivatives:
	Swaps*	—	3,519,035	—	3,519,035
	Total	$659,347,073	$729,188,459	$—	$1,388,535,532
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $1,366,795,776.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

Gross unrealized:
	Appreciation				$ 53,449,798
	Depreciation				(35,229,077)

	Net unrealized appreciation (depreciation) of investments				$ 18,220,721

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Perpetual security. Maturity date is not applicable.
(7)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(8)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.
(9)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $846,885,220 have been pledged as collateral for Borrowings.

(10)	Borrowings as a percentage of Total Investments is 29.1%.
(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/A	Not applicable
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013